PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROFIT APPROPRIATION
Percentage of after tax profits to be allocated to general reserve fund by the Company's subsidiaries	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Percentage of after tax profits to be allocated to statutory surplus fund by the Company's VIEs and their subsidiaries	10.00%
Maximum threshold, expressed as a percentage of an entity's statutory surplus fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Amount appropriated to general reserve fund and statutory surplus fund by the company	$ 0
Amount appropriated from retained earnings to the statutory surplus fund	$ 45,286	$ 137,945	$ 34,442